Direct and Marketing expenses- Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Direct and Marketing Expense	€ 220,100	€ 218,000	€ 896,494	€ 612,689	€ 430,984